COMPANY'S OPERATIONS - Acquisition of Pactiv Evergreen Inc. assets (Details)	Aug. 30, 2024 € / shares	Jul. 31, 2024 BRL (R$)
COMPANY'S OPERATIONS
Par value per share | € / shares	€ 39.70
Fair value of consideration transferred in Asset Acquisition | R$		R$ 2,143,821,000